ACQUISITIONS ACQUISITION OF GOLAR MARIA (Details) (USD $)	6 Months Ended		17 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014	Feb. 07, 2013
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Golar Maria [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Vessel and equipment				$ 215,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				89,525,000
Interest rate swap liability assumed				3,100,000
Purchase price adjustments on acquisition				5,506,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			11,500,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			6,100,000
Revenues	156,186,000	142,036,000
Net income	$ 64,495,000	$ 65,450,000
Common Units [Member] | Golar Maria [Member]
Business Acquisition [Line Items]
Earnings per unit (basic and diluted):	$ 1.03	$ 1.32